Condensed Consolidated Balance Sheets	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
CURRENT ASSETS:
Cash	$ 14,633	$ 21,085	$ 10,047
GST tax receivable	1,973	2,950	2,867
Prepaid expenses and other current assets	1,378	1,406	6,125
TOTAL CURRENT ASSETS	17,984	25,441	19,039
Deferred offering costs	52,117	27,117
Security deposit - related party	1,855	2,008	1,999
Property and equipment, net			302
TOTAL ASSETS	78,533	72,365	60,328
CURRENT LIABILITIES:
Accounts payable	1,223,254	1,213,335	966,718
Accrued expenses and other payables	899,262	792,190	579,707
Accrued interest	135,351	94,612	44,709
Note payable, net of discount	168,217	204,694
Convertible notes, net of discounts and including put premiums	409,799	399,325	390,539
Embedded conversion option liabilities	131,585	133,886	423,209
Employee benefit liability	611,318	639,371	587,618
TOTAL CURRENT LIABILITIES	4,154,964	3,792,782	3,158,229
NON-CURRENT LIABILITIES:
TOTAL NON-CURRENT LIABILITIES	82,328	58,642	19,278
TOTAL LIABILITIES	4,237,292	3,851,424	3,177,507
Commitments and Contingencies
STOCKHOLDERS’ DEFICIT:
Common stock, value	14	8
Common stock issuable (0 and 27 shares as of June 30, 2024 and 2023, respectively)
Additional paid-in capital	61,878,549	61,696,049	60,319,154
Accumulated other comprehensive income	1,491,868	1,269,581	1,294,876
Accumulated deficit	(67,482,713)	(66,698,220)	(64,684,732)
Treasury stock ($0.001 share)	(46,477)	(46,477)	(46,477)
TOTAL STOCKHOLDERS’ DEFICIT	(4,158,759)	(3,779,059)	(3,117,179)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	78,533	72,365	60,328
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock, value
Related Party [Member]
CURRENT ASSETS:
Operating lease right-of-use assets, net - related party	6,577	17,799	38,988
CURRENT LIABILITIES:
Loans payable	350,544	71,629
Operating lease liability - related party, current portion	7,298	19,362	21,505
NON-CURRENT LIABILITIES:
Loan payable - long-term - related party, net of discount	82,328	58,642
Operating lease liability - long-term portion - related party			19,278
Nonrelated Party [Member]
CURRENT LIABILITIES:
Loans payable	145,091	145,091	65,280
Former Director [Member]
CURRENT LIABILITIES:
Loans payable	45,754	49,528	49,314
Due to former director - related party	$ 27,491	$ 29,759	$ 29,630